Employee Benefit Expenses (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Employee Benefit Expenses

	2015	2016	2017
Salaries and wages	26,057	27,178	32,155
Contributions to defined contribution pension schemes	5,057	5,236	5,550
Contributions to medical insurance	1,678	1,889	2,010
Contributions to housing fund	2,307	2,569	2,722
Other benefits	41	35	34

	35,140	36,907	42,471